Offerings	Mar. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares representing a 1/20th interest in a share of 7.50% Series A Mandatory Convertible Preferred Stock
Amount Registered | shares	29,700,000
Proposed Maximum Offering Price per Unit	50
Maximum Aggregate Offering Price	$ 1,485,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 227,353.5
Offering Note
1
Represents up to 29,700,000 Depositary Shares (the “Depositary Shares”), each representing a 1/20th interest in a share
of
the
Registrant’s 7.50% Series A Mandatory Convertible Preferred Stock, par value $0.001 per share, (the “Mandatory Convertible Preferred Stock”), including 2,700,000 Depositary Shares issuable upon exercise of the underwriters’ option to purchase additional Depositary Shares from the Registrant solely to cover over-allotments, if any. The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended, (the “Securities Act”) and paid in accordance with Rule 456(b) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount of Registration Fee	$ 0
Offering Note
2
Includes (i) 29,117,880 shares of the Registrant’s common stock, par value $0.001 per share, (the “Common Stock”) issuable upon conversion of
29,700,000 shares of Mandatory Convertible Preferred Stock at the initial maximum conversion rate of 0.9804 shares of Common Stock per Depositary Share; and (ii) up to 18,862,584 shares of Common Stock issuable upon conversion of 29,700,000 shares of Mandatory Convertible Preferred Stock on account of unpaid dividends, based on the initial floor price of $17.85 per share of Common Stock, as described in the prospectus supplement relating to the registration statement to which this exhibit is attached. Under Rule 416, the number of shares of Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. Additionally, under Rule 457(i), there is no additional filing fee payable with respect to the shares of Common Stock issuable upon conversion of the Mandatory Convertible Preferred Stock because no additional consideration will be
received in connection with the exercise of the conversion privilege or upon mandatory conversion.